SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets
SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY
DOUYU INTERNATIONAL HOLDINGS LIMITED
CONDENSED BALANCE SHEETS

	As of December 31,
	2019	2020
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	7,140,577,532	4,449,399,546	681,900,314
Short-term deposits	—	1,370,229,000	209,996,782
Prepayments	838,398	889,759	136,362
Other current assets	56,840,976	24,267,221	3,719,113
Amount due from subsidiaries and VIEs	39,995,433	38,099,544	5,839,010

Total current assets	7,238,252,339	5,882,885,070	901,591,581
Other non-current assets	—	—	—
Investments in subsidiaries and VIEs	124,167,455	1,118,657,273	171,441,728

Total assets	7,362,419,794	7,001,542,343	1,073,033,309

LIABILITIES
Current liabilities:
Accrued expenses and other current liabilitie s	60,938,325	19,118,882	2,930,097
Amount due to subsidiaries and VIEs	339,159	317,218	48,616
Deferred revenue	13,162,958	12,311,427	1,886,809

Total current liabilities	74,440,442	31,747,527	4,865,522
Non-current liabilities	46,070,348	30,778,568	4,717,022

Total liabilities	120,510,790	62,526,095	9,582,544

Shareholders’ equity (deficit)
Ordinary shares (US$0.0001 p ar value, 500,000,000 s hares authorized, 34,568,689 shares issued, 32,751,819 and 33,445,346 shares outstanding as of December 31, 2019 and 2020, respectively)	22,144	22,630	3,468
Treasury shares (291,207 and 1,177,499 shares as of December 31, 2019 and 2020, respectively)	(168,567,125)	(695,097,853)	(106,528,407)
Additional paid-in capital	10,324,277,855	10,486,398,881	1,607,110,940
Accumulated deficit	(3,348,717,860)	(2,863,219,263)	(438,807,550)
Accumulated other comprehensive income	434,893,990	10,911,853	1,672,314

Total shareholders’ equity	7,241,909,004	6,939,016,248	1,063,450,765

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	7,362,419,794	7,001,542,343	1,073,033,309

Schedule of condensed statements of comprehensive loss
SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY
DOUYU INTERNATIONAL HOLDINGS LIMITED
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
General and administrative expenses	(11,697,585)	(41,464,310)	(63,824,140)	(9,781,477)
Research and development expenses	—	—	(3,787,468)	(580,455)
Other operating income (expense), net	(338)	6,508,518	13,014,651	1,994,583
Interest income	68,216,989	148,245,151	116,756,835	17,893,768
Equity in equity (deficit) of subsidiaries and VIE	(932,798,894)	(73,536,127)	423,338,719	64,879,494

Net income (loss)	(876,279,828)	39,753,232	485,498,597	74,405,913

Other comprehensive income (loss):
Foreign currency translation adjustm e nt	325,593,213	109,300,777	(423,982,137)	(64,978,105)

Comprehensive income (loss)	(550,686,615)	149,054,009	61,516,460	9,427,808

Schedule of condensed statements of cash flows
SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY
DOUYU INTERNATIONAL HOLDINGS LIMITED
CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$

CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	(876,279,828)	39,753,232	485,498,597	74,405,913
Adjustments to reconcile net loss to net cash provided by operating activities:
Loss from equity in earnings of subsidiaries and VIEs	932,798,894	73,536,127	(423,338,719)	(64,879,494)
Share-based compensation	—	23,241,480	16,059,123	2,461,168
Changes in operating assets and liabilities:
Prepayments	(49,333)	(789,065)	(51,361)	(7,871)
Other current assets	(60,502,935)	3,661,959	32,573,755	4,992,146
Other non-current assets	(6,353,017)	—	—	—
Amount due from subsidiaries and VIEs	(426)	(39,995,000)	1,895,888	290,557
Accrued expenses and other current liabilities	11,842,346	(4,197,822)	11,474,356	1,758,522
Amount due to subsidiaries and VIEs	333,665	—	—	—
Other liabilities	—	59,233,306	(16,143,311)	(2,474,071)

CASH PROVIDED BY OPERATING ACTIVITIES	1,789,366	154,444,217	107,968,328	16,546,870
Purchases of short-term investments	—	—	(1,370,229,000)	(209,996,782)
Investment in subsidiaries	(1,853,885,036)	(151,881,863)	(425,088,709)	(65,147,695)

CASH USED IN INVESTING ACTIVITIES	(1,853,885,036)	(151,881,863)	(1,795,317,709)	(275,144,477)
Proceeds on issuance of ordinary shares through IPO	5,207	3,422,497,233	—	—
Deferred offering cost	(6,876,834)	—	—	—
Payment of deferred offering costs	—	(36,249,484)	—	—
Repurchase of ordinary shares	—	(115,273,325)	(579,824,528)	(88,861,997)
Capital contribution from convertible redeemable preferred shareholders	4,026,518,012	—	—	—
Capital investment from a preferred shareholder in connection with 2018 Restructuring	1,260,439,815	—	—	—

CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	5,280,086,200	3,270,974,424	(579,824,528)	(88,861,997)

Effect of foreign exchange rate changes	329,743,960	109,306,264	(424,004,077)	(64,981,468)

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,757,734,490	3,382,843,042	(2,691,177,986)	(412,441,072)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	—	3,757,734,490	7,140,577,532	1,094,341,386

CASH AND CASH EQUIVALENTS AT YEAR END	3,757,734,490	7,140,577,532	4,449,399,546	681,900,314

Supplemental disclosure on non-cash investing and financing activities:
Deferred offering costs payable	6,353,017	—	—	—
Payable for repurchase of ordinary shares not yet paid	—	53,293,800	—	—